Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

February 28, 2021

CVS-QTLY-0421
1.797939.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 72.5%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 71.6%
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 0.4%
Bandwidth, Inc. 0.25% 3/1/26 (b)		$2,400	$4,405
Vonage Holdings Corp. 1.75% 6/1/24		3,779	4,280
			8,685
Entertainment - 1.7%
Liberty Media Corp.:
0.5% 12/1/50 (b)		1,721	2,060
2.25% 12/1/48 (b)		178	247
Live Nation Entertainment, Inc.:
2% 2/15/25		225	258
2.5% 3/15/23		781	1,145
Pandora Media, Inc. 1.75% 12/1/23		843	965
Spotify Technology SA 0% 3/15/26 (b)		260	260
World Wrestling Entertainment, Inc. 3.375% 12/15/23		5,378	11,165
Zynga, Inc.:
0% 12/15/26 (b)		7,607	8,816
0.25% 6/1/24		8,786	12,897
			37,813
Interactive Media & Services - 5.0%
Eventbrite, Inc. 5% 12/1/25 (b)		1,660	2,978
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		4,445	8,176
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		4,195	8,201
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		3,586	12,464
Snap, Inc.:
0.25% 5/1/25 (b)		5,288	16,130
0.75% 8/1/26		5,377	16,173
Twitter, Inc. 0.25% 6/15/24		12,366	19,075
Zillow Group, Inc.:
0.75% 9/1/24		3,080	11,412
1.375% 9/1/26		1,523	5,657
1.5% 7/1/23		1,592	3,294
2.75% 5/15/25		3,651	9,186
			112,746
Media - 3.1%
Cardlytics, Inc. 1% 9/15/25 (b)		160	279
DISH Network Corp.:
0% 12/15/25 (b)		10,381	10,253
2.375% 3/15/24		8,074	7,633
3.375% 8/15/26		33,817	31,799
Gannett Co., Inc. 4.75% 4/15/24		1,450	1,338
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		4,323	7,287
Liberty Broadband Corp.:
1.25% 9/30/50 (b)		210	209
2.75% 9/30/50 (b)		3,110	3,225
Liberty Interactive LLC 1.75% 9/30/46 (b)		1,748	3,185
Liberty Media Corp.:
1% 1/30/23		1,735	2,242
1.375% 10/15/23		193	252
TechTarget, Inc. 0.125% 12/15/25 (b)		2,635	3,582
			71,284
TOTAL COMMUNICATION SERVICES			230,528
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.0%
Veoneer, Inc. 4% 6/1/24		201	287
Automobiles - 2.7%
Tesla, Inc. 2% 5/15/24		5,742	62,405
Diversified Consumer Services - 0.4%
Chegg, Inc.:
0% 9/1/26 (b)		140	166
0.125% 3/15/25		4,159	8,130
			8,296
Hotels, Restaurants & Leisure - 2.3%
Bloomin' Brands, Inc. 5% 5/1/25 (b)		93	209
Caesars Entertainment Corp. 5% 10/1/24		1,550	3,815
Carnival Corp. 5.75% 4/1/23 (b)		3,367	9,618
Marriott Vacations Worldwide Corp.:
0% 1/15/26 (b)		200	236
1.5% 9/15/22		1,350	1,735
NCL Corp. Ltd.:
5.375% 8/1/25 (b)		2,450	4,554
6% 5/15/24 (b)		2,119	5,032
Penn National Gaming, Inc. 2.75% 5/15/26		2,884	14,455
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23 (b)		2,410	3,356
4.25% 6/15/23 (b)		5,400	8,195
Vail Resorts, Inc. 0% 1/1/26 (b)		200	211
			51,416
Internet & Direct Marketing Retail - 3.0%
Etsy, Inc.:
0.125% 10/1/26		4,047	10,392
0.125% 9/1/27 (b)		4,070	5,840
Expedia, Inc. 0% 2/15/26 (b)		225	239
Farfetch Ltd. 3.75% 5/1/27 (b)		1,524	6,375
Fiverr International Ltd. 0% 11/1/25 (b)		2,250	3,346
MakeMyTrip Ltd. 0% 2/15/28 (b)		8,507	9,921
MercadoLibre, Inc. 2% 8/15/28		2,288	8,599
The Booking Holdings, Inc. 0.75% 5/1/25 (b)		14,749	22,289
The RealReal, Inc. 3% 6/15/25 (b)		132	220
Wayfair LLC:
0.375% 9/1/22		110	306
1.125% 11/1/24		120	306
			67,833
Leisure Products - 0.4%
Callaway Golf Co. 2.75% 5/1/26 (b)		3,690	6,569
Peloton Interactive, Inc. 0% 2/15/26 (b)		2,530	2,503
			9,072
Specialty Retail - 0.9%
American Eagle Outfitters, Inc. 3.75% 4/15/25 (b)		1,081	3,282
Burlington Stores, Inc. 2.25% 4/15/25 (b)		1,490	2,053
Dick's Sporting Goods, Inc. 3.25% 4/15/25 (b)		5,196	11,304
National Vision Holdings, Inc. 2.5% 5/15/25 (b)		2,920	4,916
			21,555
Textiles, Apparel & Luxury Goods - 0.2%
Under Armour, Inc. 1.5% 6/1/24 (b)		2,100	4,080
TOTAL CONSUMER DISCRETIONARY			224,944
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Chefs' Warehouse Holdings 1.875% 12/1/24		1,918	2,024
Tobacco - 0.5%
Turning Point Brands, Inc. 2.5% 7/15/24		9,384	11,097
TOTAL CONSUMER STAPLES			13,121
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 0% 7/15/43 (b)(c)(d)		20,000	451
Oil, Gas & Consumable Fuels - 1.8%
Antero Resources Corp. 4.25% 9/1/26 (b)		3,419	7,805
Arch Resources, Inc. 5.25% 11/15/25 (b)		3,894	5,992
CNX Resources Corp. 2.25% 5/1/26 (b)		4,331	5,370
EQT Corp. 1.75% 5/1/26 (b)		3,466	5,083
Pioneer Natural Resources Co. 0.25% 5/15/25 (b)		10,606	16,759
Teekay Corp. 5% 1/15/23		180	166
			41,175
TOTAL ENERGY			41,626
FINANCIALS - 1.6%
Capital Markets - 0.5%
Cowen Group, Inc. 3% 12/15/22		5,083	10,071
Consumer Finance - 0.1%
PRA Group, Inc. 3.5% 6/1/23		2,606	2,795
Diversified Financial Services - 0.4%
AXA SA 7.25% 5/15/21 (b)		6,843	8,715
Mortgage Real Estate Investment Trusts - 0.6%
Arbor Realty Trust, Inc. 4.75% 11/1/22		180	190
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22		1,376	1,397
4.75% 3/15/23		808	819
Hannon Armstrong Sustainable Infrastructure Capital, Inc.:
0% 8/15/23		180	227
4.125% 9/1/22		3,603	7,477
Starwood Property Trust, Inc. 4.375% 4/1/23		1,000	1,027
Two Harbors Investment Corp. 6.25% 1/15/26		2,660	2,896
			14,033
TOTAL FINANCIALS			35,614
HEALTH CARE - 9.7%
Biotechnology - 3.7%
Apellis Pharmaceuticals, Inc. 3.5% 9/15/26		1,900	2,918
BridgeBio Pharma, Inc.:
2.25% 2/1/29 (b)		6,100	6,366
2.5% 3/15/27 (b)		1,400	2,618
Coherus BioSciences, Inc. 1.5% 4/15/26 (b)		1,250	1,419
Esperion Therapeutics, Inc. 4% 11/15/25 (b)		4,330	4,333
Exact Sciences Corp.:
0.375% 3/15/27		5,153	7,297
0.375% 3/1/28		6,010	8,012
1% 1/15/25		4,300	8,344
Halozyme Therapeutics, Inc.:
0.25% 3/1/27 (b)		3,470	3,407
1.25% 12/1/24		480	947
Intercept Pharmaceuticals, Inc.:
2% 5/15/26		102	66
3.25% 7/1/23		2,586	2,172
Invitae Corp. 2% 9/1/24		505	803
Ionis Pharmaceuticals, Inc. 1% 11/15/21		1,397	1,480
Natera, Inc. 2.25% 5/1/27 (b)		1,675	5,211
Neurocrine Biosciences, Inc. 2.25% 5/15/24		2,754	4,100
Novavax, Inc. 3.75% 2/1/23		10,621	21,092
PTC Therapeutics, Inc.:
1.5% 9/15/26 (b)		150	196
3% 8/15/22		100	124
Sarepta Therapeutics, Inc. 1.5% 11/15/24		2,247	3,288
			84,193
Health Care Equipment & Supplies - 3.3%
Cantel Medical Corp. 3.25% 5/15/25 (b)		125	236
CONMED Corp. 2.625% 2/1/24		1,646	2,460
DexCom, Inc.:
0.25% 11/15/25 (b)		7,112	7,610
0.75% 12/1/23		4,612	11,292
Envista Holdings Corp. 2.375% 6/1/25 (b)		5,050	9,991
Glaukos Corp. 2.75% 6/15/27 (b)		2,050	3,793
Insulet Corp.:
0.375% 9/1/26		4,831	6,500
1.375% 11/15/24		2,298	6,447
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		2,430	2,751
Livanova U.S.A., Inc. 3% 12/15/25 (b)		4,024	5,840
Mesa Laboratories, Inc. 1.375% 8/15/25		1,970	2,295
Nevro Corp. 2.75% 4/1/25		1,448	2,544
Novocure Ltd. 0% 11/1/25 (b)		1,450	1,752
NuVasive, Inc. 2.25% 3/15/21		250	247
SmileDirectClub, Inc. 0% 2/1/26 (b)		1,335	1,275
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		8,473	10,081
Varex Imaging Corp. 4% 6/1/25 (b)		190	252
			75,366
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. 3% 6/15/25 (b)		1,900	2,540
Anthem, Inc. 2.75% 10/15/42		1,099	4,653
Guardant Health, Inc. 0% 11/15/27 (b)		5,049	6,516
			13,709
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		900	1,209
Health Catalyst, Inc. 2.5% 4/15/25 (b)		1,900	3,315
Livongo Health, Inc. 0.875% 6/1/25 (b)		3,140	6,203
Omnicell, Inc. 0.25% 9/15/25 (b)		2,550	3,597
Teladoc Health, Inc.:
1.25% 6/1/27 (b)		4,178	5,404
1.375% 5/15/25		859	3,530
			23,258
Life Sciences Tools & Services - 0.7%
Illumina, Inc.:
0% 8/15/23		2,234	2,857
0.5% 6/15/21		1,813	3,131
Nanostring Technologies, Inc. 2.625% 3/1/25 (b)		750	1,254
NeoGenomics, Inc.:
0.25% 1/15/28		1,040	1,110
1.25% 5/1/25		1,500	2,360
Repligen Corp. 0.375% 7/15/24		2,430	4,667
			15,379
Pharmaceuticals - 0.3%
Aerie Pharmaceuticals, Inc. 1.5% 10/1/24		173	184
Collegium Pharmaceutical, Inc. 2.625% 2/15/26		910	993
Pacira Biosciences, Inc.:
0.75% 8/1/25 (b)		1,640	2,064
2.375% 4/1/22		800	1,004
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23		2,780	2,695
Theravance Biopharma, Inc. 3.25% 11/1/23		170	164
			7,104
TOTAL HEALTH CARE			219,009
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23		2,940	5,782
Parsons Corp. 0.25% 8/15/25 (b)		11,562	12,064
			17,846
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. 1.125% 10/15/24		10,138	11,035
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		3,230	3,743
			14,778
Airlines - 1.0%
Southwest Airlines Co. 1.25% 5/1/25		11,478	19,297
Spirit Airlines, Inc. 4.75% 5/15/25		1,181	3,576
			22,873
Construction & Engineering - 0.6%
Granite Construction, Inc. 2.75% 11/1/24		10,818	13,622
Electrical Equipment - 0.6%
Bloom Energy Corp. 2.5% 8/15/25 (b)		2,535	4,875
Plug Power, Inc. 3.75% 6/1/25 (b)		752	7,078
Sunrun, Inc. 0% 2/1/26 (b)		2,660	2,599
			14,552
Machinery - 0.4%
Chart Industries, Inc. 1% 11/15/24 (b)		1,700	4,263
Meritor, Inc. 3.25% 10/15/37		634	757
Middleby Corp. 1% 9/1/25 (b)		2,180	2,865
			7,885
Marine - 0.2%
Seaspan Corp. 3.75% 12/15/25 (b)		4,170	4,962
Professional Services - 0.4%
FTI Consulting, Inc. 2% 8/15/23		7,620	9,810
Road & Rail - 0.6%
Lyft, Inc. 1.5% 5/15/25 (b)		2,950	4,773
Uber Technologies, Inc. 0% 12/15/25 (b)		9,125	9,564
			14,337
TOTAL INDUSTRIALS			120,665
INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 0.7%
Lumentum Holdings, Inc.:
0.25% 3/15/24		4,403	7,099
0.5% 12/15/26		7,650	9,138
			16,237
Electronic Equipment & Components - 0.2%
II-VI, Inc. 0.25% 9/1/22		1,665	3,078
Insight Enterprises, Inc. 0.75% 2/15/25		1,764	2,371
Knowles Corp. 3.25% 11/1/21		198	236
			5,685
IT Services - 6.1%
Akamai Technologies, Inc.:
0.125% 5/1/25		7,081	8,356
0.375% 9/1/27		6,689	7,225
KBR, Inc. 2.5% 11/1/23		9,376	12,766
MongoDB, Inc.:
0.25% 1/15/26		3,736	7,224
0.75% 6/15/24		415	2,351
Okta, Inc.:
0.125% 9/1/25		6,207	9,588
0.375% 6/15/26 (b)		6,480	8,477
Repay Holdings Corp. 0% 2/1/26 (b)		1,940	1,913
Sabre GLBL, Inc. 4% 4/15/25 (b)		96	200
Shift4 Payments, Inc. 0% 12/15/25 (b)		4,692	5,742
Shopify, Inc. 0.125% 11/1/25		7,185	9,129
Square, Inc.:
0% 5/1/26 (b)		9,687	11,157
0.125% 3/1/25 (b)		7,098	14,184
0.25% 11/1/27 (b)		6,515	7,721
0.5% 5/15/23		4,672	13,823
Twilio, Inc. 0.25% 6/1/23		1,596	8,811
Wix.com Ltd.:
0% 7/1/23		2,623	6,485
0% 8/15/25 (b)		2,785	3,310
			138,462
Semiconductors & Semiconductor Equipment - 6.5%
Cree, Inc.:
0.875% 9/1/23		3,585	6,910
1.75% 5/1/26 (b)		3,331	8,242
Enphase Energy, Inc.:
0% 3/1/26 (b)		260	254
0% 3/1/28 (b)		260	252
0.25% 3/1/25 (b)		2,040	4,702
Impinj, Inc. 2% 12/15/26		220	434
Inphi Corp. 0.75% 4/15/25 (b)		5,065	7,205
Microchip Technology, Inc.:
1.625% 2/15/25		8,718	29,010
1.625% 2/15/27		5,275	11,763
2.25% 2/15/37		4,932	11,356
Micron Technology, Inc. 3.125% 5/1/32		2,950	27,045
Nova Measuring Instruments Ltd. 0% 10/15/25 (b)		1,840	2,355
ON Semiconductor Corp. 1.625% 10/15/23		8,483	17,247
Rambus, Inc. 1.375% 2/1/23		780	979
SMART Global Holdings, Inc. 2.25% 2/15/26		200	267
SolarEdge Technologies, Inc. 0% 9/15/25 (b)		5,240	7,254
Synaptics, Inc. 0.5% 6/15/22		800	1,470
Teradyne, Inc. 1.25% 12/15/23		2,320	9,421
Veeco Instruments, Inc. 3.75% 6/1/27 (b)		150	259
			146,425
Software - 16.3%
2U, Inc. 2.25% 5/1/25 (b)		2,500	4,047
8x8, Inc. 0.5% 2/1/24		2,794	4,069
Alarm.com Holdings, Inc. 0% 1/15/26 (b)		1,600	1,548
Altair Engineering, Inc. 0.25% 6/1/24		3,124	4,501
Alteryx, Inc.:
0.5% 8/1/24		1,762	1,743
1% 8/1/26		2,120	2,101
Atlassian, Inc. 0.625% 5/1/23		3,880	11,265
Avaya Holdings Corp. 2.25% 6/15/23		180	233
Bentley Systems, Inc. 0.125% 1/15/26 (b)		200	208
Bill.Com Holdings, Inc. 0% 12/1/25 (b)		200	258
BlackLine, Inc. 0.125% 8/1/24		3,504	6,257
Box, Inc. 0% 1/15/26 (b)		1,490	1,565
Cerence, Inc. 3% 6/1/25 (b)		1,776	5,492
Cloudflare, Inc. 0.75% 5/15/25 (b)		540	1,133
Coupa Software, Inc.:
0.125% 6/15/25		3,175	7,076
0.375% 6/15/26 (b)		9,891	13,795
CyberArk Software Ltd. 0% 11/15/24		81	94
Datadog, Inc. 0.125% 6/15/25 (b)		4,100	5,329
DocuSign, Inc.:
0% 1/15/24 (b)		7,146	7,345
0.5% 9/15/23		3,031	9,579
Dropbox, Inc.:
0% 3/1/26 (b)		2,350	2,313
0% 3/1/28 (b)		6,360	6,251
Dye & Durham Ltd. 3.75% 3/1/26 (b)(d)	CAD	7,960	6,515
Everbridge, Inc.:
0.125% 12/15/24		3,373	5,124
1.5% 11/1/22		631	2,871
FireEye, Inc.:
0.875% 6/1/24		5,947	6,720
1.625% 6/1/35		190	188
Five9, Inc. 0.5% 6/1/25 (b)		4,750	7,316
Guidewire Software, Inc. 1.25% 3/15/25		2,797	3,341
HubSpot, Inc.:
0.25% 6/1/22		796	4,313
0.375% 6/1/25 (b)		2,930	5,621
j2 Global, Inc.:
1.75% 11/1/26 (b)		188	215
3.25% 6/15/29		131	213
LivePerson, Inc.:
0% 12/15/26 (b)		10,978	12,520
0.75% 3/1/24		6,927	12,696
Medallia, Inc. 0.125% 9/15/25 (b)		160	205
MicroStrategy, Inc.:
0% 2/15/27 (b)		7,821	7,266
0.75% 12/15/25 (b)		3,883	8,033
Mitek Systems, Inc. 0.75% 2/1/26 (b)		4,380	4,574
Model N, Inc. 2.625% 6/1/25 (b)		1,375	2,034
NortonLifeLock, Inc. 2% 8/15/22 (b)		3,000	3,376
Nuance Communications, Inc.:
1% 12/15/35		6,255	11,837
1.25% 4/1/25		5,024	11,671
Nutanix, Inc. 0% 1/15/23		351	358
Pagerduty, Inc. 1.25% 7/1/25 (b)		3,120	4,249
Palo Alto Networks, Inc.:
0.375% 6/1/25 (b)		15,859	21,325
0.75% 7/1/23		13,718	19,817
Pegasystems, Inc. 0.75% 3/1/25 (b)		4,693	5,666
Proofpoint, Inc. 0.25% 8/15/24		6,992	7,446
Q2 Holdings, Inc.:
0.125% 11/15/25 (b)		3,406	3,756
0.75% 6/1/26		7,368	11,017
Rapid7, Inc.:
1.25% 8/1/23		3,070	5,753
2.25% 5/1/25 (b)		3,600	5,202
RingCentral, Inc.:
0% 3/1/25 (b)		6,867	8,790
0% 3/15/26 (b)		3,480	4,067
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		3,802	7,788
ServiceNow, Inc. 0% 6/1/22		2,521	10,017
Splunk, Inc.:
0.5% 9/15/23		4,375	5,163
1.125% 9/15/25		3,867	4,739
1.125% 6/15/27 (b)		2,440	2,428
Varonis Systems, Inc. 1.25% 8/15/25 (b)		1,200	2,483
Verint Systems, Inc. 1.5% 6/1/21		300	364
Workday, Inc. 0.25% 10/1/22		6,357	10,909
Workiva, Inc. 1.125% 8/15/26		943	1,380
Zendesk, Inc.:
0.25% 3/15/23		109	254
0.625% 6/15/25 (b)		6,425	9,629
Zscaler, Inc. 0.125% 7/1/25 (b)		2,600	3,950
			369,401
TOTAL INFORMATION TECHNOLOGY			676,210
MATERIALS - 1.0%
Chemicals - 0.2%
Livent Corp. 4.125% 7/15/25 (b)		2,410	5,612
Metals & Mining - 0.8%
Allegheny Technologies, Inc. 3.5% 6/15/25 (b)		170	259
Cleveland-Cliffs, Inc. 1.5% 1/15/25		174	323
Endeavour Mining Corp. 3% 2/15/23 (b)		3,760	4,131
SSR Mining, Inc. 2.5% 4/1/39		3,335	3,835
United States Steel Corp. 5% 11/1/26		6,132	9,543
			18,091
TOTAL MATERIALS			23,703
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
IH Merger Sub LLC 3.5% 1/15/22		1,900	2,500
iStar Financial, Inc. 3.125% 9/15/22		1,700	2,243
Pebblebrook Hotel Trust 1.75% 12/15/26		8,383	9,636
Summit Hotel Properties, Inc. 1.5% 2/15/26		8,147	9,160
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		7,884	9,806
			33,345
Real Estate Management & Development - 0.0%
Redfin Corp.:
0% 10/15/25 (b)		150	194
1.75% 7/15/23		270	674
			868
TOTAL REAL ESTATE			34,213
UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc. 2.75% 6/1/48		2,734	3,161
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4% 7/15/25 (b)		1,160	1,371
TOTAL UTILITIES			4,532

TOTAL CONVERTIBLE BONDS			1,624,165

Nonconvertible Bonds - 0.9%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.5% 5/1/25 (b)		2,755	2,606
INDUSTRIALS - 0.3%
Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		8,185	6,282
MATERIALS - 0.5%
Metals & Mining - 0.5%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		10,435	11,218

TOTAL NONCONVERTIBLE BONDS			20,106

TOTAL CORPORATE BONDS
(Cost $1,166,541)			1,644,271
		Shares	Value (000s)

Common Stocks - 10.8%
COMMUNICATION SERVICES - 1.7%
Entertainment - 0.7%
Activision Blizzard, Inc.		59,300	5,670
Score Media & Gaming, Inc. (e)		360,900	9,741
			15,411
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (e)		5,700	11,525
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. Class B		268,300	11,604

TOTAL COMMUNICATION SERVICES			38,540

CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp. (e)		81,400	4,778
Caesars Entertainment, Inc. (e)		147,594	13,791
Kambi Group PLC (e)		138,141	7,460
			26,029
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
The Kraft Heinz Co.		255,000	9,277
ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
DHT Holdings, Inc. (f)(g)		9,669,093	53,954
Enterprise Products Partners LP		327,600	6,984
Euronav NV (f)		382,642	3,379
			64,317
FINANCIALS - 0.9%
Capital Markets - 0.9%
AllianceBernstein Holding LP		314,300	11,491
Lazard Ltd. Class A		248,200	9,603
			21,094
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Alder Biopharmaceuticals, Inc. rights (d)(e)		103,495	91
INFORMATION TECHNOLOGY - 2.8%
IT Services - 0.9%
IBM Corp.		99,500	11,834
Nuvei Corp. (b)		154,200	8,080
			19,914
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc. (e)		138,100	12,640
NVIDIA Corp.		14,100	7,735
NXP Semiconductors NV		62,923	11,487
			31,862
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.		92,900	11,265

TOTAL INFORMATION TECHNOLOGY			63,041

MATERIALS - 1.0%
Metals & Mining - 1.0%
Newmont Corp.		208,700	11,349
Wheaton Precious Metals Corp.		315,000	11,267
			22,616
TOTAL COMMON STOCKS
(Cost $214,017)			245,005

Convertible Preferred Stocks - 15.4%
COMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. 5.25% (b)		31,350	34,217
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.6%
Aptiv PLC Series A 5.50%		77,200	13,159
Internet & Direct Marketing Retail - 0.4%
Chewy, Inc. 6.50% (b)		3,900	8,790

TOTAL CONSUMER DISCRETIONARY			21,949

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd. 4.875%		28,700	3,272
FINANCIALS - 0.8%
Banks - 0.3%
Bank of America Corp. Series L, 7.25%		89	124
Wells Fargo & Co. 7.50%		4,143	5,723
			5,847
Capital Markets - 0.5%
KKR & Co. LP Series C 6.00%		180,100	11,481
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25%		9,800	244

TOTAL FINANCIALS			17,572

HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 2.7%
Becton, Dickinson & Co. 6.50%		267,200	14,108
Boston Scientific Corp. Series A 5.50%		150,700	16,668
Danaher Corp.:
4.75%		11,100	16,803
Series B 5.00%		10,350	13,277
			60,856
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00%		39,200	3,036
Life Sciences Tools & Services - 0.5%
Avantor, Inc. Series A 6.25%		123,200	10,811

TOTAL HEALTH CARE			74,703

INDUSTRIALS - 0.7%
Machinery - 0.7%
Colfax Corp. 5.75%		32,400	5,981
Fortive Corp. Series A, 5.00%		4,490	4,330
Stanley Black & Decker, Inc. Series D 5.25%		45,300	4,846
			15,157
INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.3%
II-VI, Inc. Series A 6.00%		17,900	6,178
IT Services - 0.0%
Sabre Corp. Series A 6.50%		2,000	370
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc. Series A 8.00%		21,900	33,150

TOTAL INFORMATION TECHNOLOGY			39,698

MATERIALS - 1.2%
Chemicals - 0.4%
International Flavors & Fragrances, Inc. 6.00%		185,970	9,040
Metals & Mining - 0.8%
ArcelorMittal SA 5.50%		308,100	17,103

TOTAL MATERIALS			26,143

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
QTS Realty Trust, Inc. 6.50%		24,500	3,449
UTILITIES - 5.0%
Electric Utilities - 3.5%
American Electric Power Co., Inc. 6.125%		29,900	1,383
NextEra Energy, Inc.:
4.872% (e)		499,700	28,033
5.279%		309,800	15,137
6.219%		178,000	8,645
PG&E Corp.		164,700	17,252
Southern Co. 6.75%		180,700	8,682
			79,132
Gas Utilities - 0.1%
Spire, Inc. (e)		66,000	3,437
Multi-Utilities - 1.3%
CenterPoint Energy, Inc. 2.00% ZENS (e)		55,650	3,210
Dominion Energy, Inc. 7.25%		121,500	11,247
DTE Energy Co. 6.25%		127,800	5,812
Sempra Energy 6.75%		87,100	8,563
			28,832
Water Utilities - 0.1%
Essential Utilities, Inc. 6.00%		24,500	1,337

TOTAL UTILITIES			112,738

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $294,289)			348,898

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.07% (h)		40,677,742	40,686
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)		3,767,168	3,768
TOTAL MONEY MARKET FUNDS
(Cost $44,454)			44,454
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,719,301)			2,282,628
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(16,310)
NET ASSETS - 100%			$2,266,318

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $759,059,000 or 33.5% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated company

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7
Fidelity Securities Lending Cash Central Fund	6
Total	$13

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DHT Holdings, Inc.	$47,660	$2,166	$197	$474	$(89)	$4,414	$53,954
Total	$47,660	$2,166	$197	$474	$(89)	$4,414	$53,954

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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